CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	$ 23,050	$ 23,668	$ 45,957	$ 46,965
Direct costs	(19,152)	(19,906)	(38,198)	(39,726)
Other income and gains	244	1,483	484	1,864
Equity accounted income	825	401	1,511	830
Expenses
Interest expense on borrowings	(181)	(154)	(354)	(290)
Interest Expense on Non-Recourse Borrowings	(3,995)	(3,610)	(7,950)	(7,087)
Corporate costs	(19)	(23)	(36)	(37)
Fair value changes	(753)	62	(595)	100
Tax expense (income)	(304)	(409)	(585)	(683)
Net income (loss)	(285)	1,512	234	1,936
Net income (loss) attributable to:
Shareholders	43	81	145	201
Non-controlling interests	(328)	1,431	89	1,735
Net income (loss)	$ (285)	$ 1,512	$ 234	$ 1,936
Net income per share:
Diluted	$ 0.00	$ 0.03	$ 0.04	$ 0.08
Basic	$ 0.00	$ 0.03	$ 0.04	$ 0.08